Cash Management Agreement with Affiliate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Management Agreement with Affiliate [Abstract]
Cash and cash equivalents on deposit with affiliate	$ 8,659,507	$ 9,596,823
Fixed income securities held by affiliate	11,003,681	21,870,890
Advisory fees paid to affiliate	$ 51,521	$ 62,625	$ 13,087
Annual fee	0.20%
Description of daily fee rate calculated and accrued	RJOIM is paid an annual fee, currently 0.20% calculated and accrued daily at a rate equal to 1/360 of the principal balance.